Provisions - Schedule of Balance of Provisions (Details) - COP ($) $ in Millions		12 Months Ended
		Dec. 31, 2024	Dec. 31, 2023
Schedule of Balance of Provisions [Abstract]
Restructuring	[1]	$ 28,955	$ 5,180
Legal proceedings	[2]	18,629	19,736
Taxes other than income tax		54	297
Other	[3]	13,757	8,462
Total provisions		61,395	33,675
Current		47,327	22,045
Non-current		$ 14,068	$ 11,630

[1]	The restructuring provision corresponds to the reorganization processes in stores, the corporate office, and distribution centers of the Parent Company. The provision amount is calculated based on the necessary disbursements to be made, which are directly associated with the restructuring plan.
[2]	Provisions for legal proceedings are recognized to cover estimated probable losses arising from lawsuits brought against Éxito Group, related to labor, civil, administrative and regulatory matters, which are assessed based on the best estimation of cash outflows required to settle a liability on the date of preparation of the financial statements. The balance is comprised of:
[3]	The balance of other provisions corresponds to: